RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Related parties:

Name of related parties	Relationship with the Company
PSM-ZJK	An equity investee of the Zhongjinke Shenzhen
ZhongJinKe Fastener CO.,Ltd	Controlled by Jieke Zhu
Shenzhen Qianhaishi Micro Science Co., Ltd	Controlled by Kai Huang
Ning Ding	Chief Executive Officer and a Director of the Company
Kai Huang	Chief Financial Officer and a Director of the Company
Kai Ding	A shareholder of the Company
Dongxin Zhou	A shareholder of the Company
Jieke Zhu	A shareholder of the Company
Minghui Zhu	Father of Jieke Zhu
Huiming Liu	A shareholder of the Company
Chaoyong Xu	A shareholder of the Company

i) Related party balances

Accounts receivable-due from a related party:

	As of December 31,
	2023	2024
Name of related party	$US	$US
PSM ZJK	8,816,184	9,165,068
Total	8,816,184	9,165,068

Other receivables-due from related parties:

		As of December 31,
		2023	2024
		$US	$US
Name of related parties	Nature
Kai Huang	Loan to a related party	—	68,500
Ning Ding	Loan to a related party	202,055	—
PSM-ZJK	Utility bills paid on behalf of a related party	19,711	1,097
Ning Ding	Customers’ payment collected on behalf of the Company	34,214	—
Ning Ding	Expenses paid on behalf of a related party	—	179,246
Jieke Zhu	Expenses paid on behalf of a related party	21,806	392
Total		277,786	249,235

The Company expects to collect the loan to Kai Huang and other receivables due from PSM-ZJK, Ning Ding and Jieke Zhu before December 2025, according to the historical collection of other receivables and loans due from related parties.

Other payables-due to related parties:

		As of December 31,
		2023	2024
		$US	$US
Name of related parties	Nature
Ning Ding	Sales Compensation	1,350,349	1,497,596
Kai Huang	Loan from a related party	140,847	136,999
Shenzhen Qianhaishi Micro Science Co., Ltd	Loan from a related party	84,508	—
Ning Ding	Loan from a related party	140,847	—
Ning Ding	Expenses paid on behalf of the Company	93,382	89,540
ZhongJinKe Fastener CO.,Ltd	Expenses paid on behalf of the Company	52,762	51,320
Jieke Zhu	Expenses paid on behalf of the Company	3,034	290
Kai Ding	Expenses paid on behalf of the Company	1,730	2,430
Total		1,867,459	1,778,175

ii) Related party transactions:

The Company mainly entered into the following transactions with related parties:

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Related party sales
PSM ZJK	11,174,044	15,093,811	16,559,102

Sales Compensation
Ning Ding	686,392	1,149,836	1,073,615
Kai Ding	35,338	35,784	292,141

Loans to related parties
Ning Ding	—	(202,348)	(412,129)
Kai Ding	—	—	(73,451)
Kai Huang	—	—	(69,509)
PSM-ZJK	—	(37,020)	—
Dongxin Zhou	—	(14,105)	—

Repayments of loans from related parties
Shenzhen Qianhaishi Micro Science Co., Ltd	—	—	(83,411)
Chaoyong Xu	—	(33,133)	—
Huiming Liu	—	(28,210)	—
Jieke Zhu	—	(2,412)	—
Dongxin Zhou	—	(2,073)	—

Collection of loans to related parties
Ning Ding	—	—	472,518
Kai Ding	—	—	73,451
PSM-ZJK	—	37,020	—
Dongxin Zhou	—	14,105	—

Proceeds from loans from related parties
Ning Ding	—	141,052	—
Kai Huang	—	141,052	—

Rental income
PSM-ZJK	70,779	70,773	69,753